As filed with the Securities and Exchange Commission on January 9, 2024

File Nos. 333-235734
811-23504

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. __

Post-Effective Amendment No. 25

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 28

AIM ETF PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (763) 765-7453

James Nelson, Chief Legal Officer 5701 Golden Hills Drive Minneapolis, MN 55416-1297
(Name and Address of Agent for Service of Process)

With Copy to: J. Stephen Feinour, Jr., Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b)
[X]	on January 18, 2024, pursuant to paragraph (b)
[_]	60 days after filing pursuant to paragraph (a)(1)
[_]	on [Date] pursuant to paragraph (a)(1)
[_]	75 days after filing pursuant to paragraph (a)(2)
[_]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to AllianzIM U.S. Large Cap 6 Month Floor5 Jan/Jul ETF and AllianzIM U.S. Large Cap 6 Month Floor5 Apr/Oct ETF (the “Funds”) and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

EXPLANATORY NOTE

Post-Effective Amendment No. 22 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 25 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 22”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act on October 27, 2023 (EDGAR Accession No. 0001137439-23-001285), relating to the Funds. Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 25 (“PEA No. 25”) to the Registrant’s Registration Statement under the Securities Act (Amendment No. 28 under the Investment Company Act) is being filed solely to designate January 18, 2024 as the new effective date for PEA No. 22.

The Prospectuses and Statement of Additional Information for the Funds included in PEA No. 22 and the Part C included in PEA No. 23 are incorporated by reference into this PEA No. 25.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Golden Valley and the State of Minnesota, on the 9th day of January, 2024.

AIM ETF PRODUCTS TRUST
(Registrant)

	By:	/s/ Brian Muench
Brian Muench, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Brian Muench	Trustee, President and Principal	January 9, 2024
Brian Muench	Executive Officer

/s/ Monique Labbe	Treasurer, Principal Accounting	January 9, 2024
Monique Labbe	Officer and Principal Financial Officer

/s/ Peggy L. Ettestad*	Trustee	January 9, 2024
Peggy L. Ettestad

/s/ Tamara Lynn Fagely*	Trustee	January 9, 2024
Tamara Lynn Fagely

/s/ Richard H. Forde*	Trustee	January 9, 2024
Richard H. Forde

/s/ Jack Gee*	Trustee	January 9, 2024
Jack Gee

/s/ Claire R. Leonardi*	Trustee	January 9, 2024
Claire R. Leonardi

*By:	/s/ Brian Muench Brian Muench Attorney-in-Fact (Pursuant to Power of Attorney filed herewith)